Income Tax	12 Months Ended
Dec. 31, 2020
Income Tax [Abstract]
Income Tax
Note 18.- Income Tax

All the companies of Atlantica file income taxes according to the tax regulations in force in each country on an individual basis or under consolidation tax regulations.

The consolidated income tax has been calculated as an aggregation of income tax expenses/income of each individual company. In order to calculate the taxable income of the consolidated entities individually, the accounting result is adjusted for temporary and permanent differences, recording the corresponding deferred tax assets and liabilities. At each consolidated income statement date, a current tax asset or liability is recorded, representing income taxes currently refundable or payable. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial statement and income tax purposes, as determined under enacted tax laws and rates.

Income tax payable is the result of applying the applicable tax rate in force to each tax-paying entity, in accordance with the tax laws in force in the country in which the entity is registered. Additionally, tax deductions and credits are available to certain entities, primarily relating to inter-company trades and tax treaties between various countries to prevent double taxation.

The Company offsets deferred tax assets and deferred tax liabilities in each entity where the latter has a legally enforceable right to set off current tax assets against current tax liabilities, and the deferred tax assets and liabilities relate to income taxes levied by the same taxation authority.

As of December 31, 2020, and 2019, the analysis of deferred tax assets and deferred tax liabilities is as follows:

Deferred tax assets	Balance as of December 31,
from	2020	2019
Net operating loss carryforwards (“NOL´s”)	497,184	546,705
Temporary tax non-deductible expenses	115,063	95,847
Derivatives financial instruments	83,847	86,096
Other	3,021	-
Total deferred tax assets	699,115	728,648

Deferred tax liabilities	Balance as of December 31,
from	2020	2019
Accelerated tax amortization	652,600	682,800
Other difference between tax and book value of assets	154,969	137,192
Other	179	9,686
Total deferred tax liabilities	807,748	829,678

After offsetting deferred tax assets and deferred tax liabilities, where applicable, the resulting net amounts presented on the consolidated balance sheet are as follows:

Consolidated balance sheets classifications	Balance as of December 31,
	2020	2019
Deferred tax assets	152,290	147,966
Deferred tax liabilities	260,923	248,996
Net deferred tax liabilities	108,633	101,030

Most of the NOL´s recognized as deferred tax assets corresponds to the entities in the U.S., South Africa, Perú, Chile and Spain as of December 31, 2020 and 2019.

As of December 31, 2020, deferred tax assets for non-deductible expenses are primarily due to the temporary limitation of financial expenses deductibles for tax purposes in the solar plants in Spain for $110 million ($83 million as of December 31, 2019).

Deferred tax assets for derivatives financial instruments as of December 31, 2020 mainly relate to ACT for $22 million and to solar plants in Spain for $51 million ($17 million and $61 million as of December 31, 2019, respectively).

As of December 31, 2020, deferred tax liabilities for accelerated tax amortization are primarily in Solana and Mojave for $361 million, the solar plants in Spain for $202 million and Kaxu for $90 million ($391 million, $182 million and $109 million as of December 31, 2019, respectively).

Deferred tax liabilities for other temporary differences between the tax and book value of contracted concessional assets relate primarily to ACT for $75 million, the Chilean entities for $29 million and the Peruvian entities for $32 million as of December 31, 2020 ($84 million, $29 million and $25 million as of December 31, 2019, respectively).

In relation to tax losses carryforwards and deductions pending to be used recorded as deferred tax assets, the entities evaluate their recoverability projecting forecasted taxable result for the upcoming years and taking into account their tax planning strategy. Deferred tax liabilities reversals are also considered in these projections, as well as any limitation established by tax regulations in force in each tax jurisdiction.

In addition, the Company has $329 million unrecognized net operating loss carryforwards as of December 31, 2020 ($180 million as of December 31, 2019), as it considers it is not probable that future taxable profits will be available against which these unused tax losses can be utilized.

The movements in deferred tax assets and liabilities during the years ended December 31, 2020 and 2019 were as follows:

Deferred tax assets	Amount
As of December 31, 2018	136,066
Increase/(decrease) through the consolidated income statement	5,809
Increase/(decrease) through other consolidated comprehensive income (equity)	6,147
Other movements	(56)
As of December 31, 2019	147,966

Increase/(decrease) through the consolidated income statement	6,003
Increase/(decrease) through other consolidated comprehensive income (equity)	(8,698)
Other movements	7,019
As of December 31, 2020	152,290

Deferred tax liabilities	Amount
As of December 31, 2018	211,000
Increase/(decrease) through the consolidated income statement	31,678
Business combinations (Note 5)	2,539
Other movements	3,779
As of December 31, 2019	248,996

Increase/(decrease) through the consolidated income statement	9,675
Other movements	2,252
As of December 31, 2020	260,923

Details of income tax for the years ended December 31, 2020, 2019 and 2018 are as follows:

	For the twelve-month period ended December 31,
Item	2020	2019	2018
Current tax	(21,205)	(5,081)	(468)
Deferred tax	(3,672)	(25,869)	(42,191)
- relating to the origination and reversal of temporary differences	(3,672)	(25,869)	(42,191)
Total income tax expense	(24,877)	(30,950)	(42,659)

The reconciliation between the theoretical income tax resulting from applying an average statutory tax rate to profit before income tax and the actual income tax expense recognized in the consolidated income statements for the years ended December 31, 2020, 2019 and 2018, are as follows:

	For the year ended December 31,
Concept	2020	2019	2018
Consolidated income before taxes	41,751	105,558	97,928
Average statutory tax rate	25%	25%	30%
Corporate income tax at average statutory tax rate	(10,438)	(26,390)	(29,378)
Income tax of associates, net	128	1,808	1,639
Differences in statutory tax rates	(94)	(7,076)	752
Unrecognized NOLs and deferred tax assets	(37,183)	(14,161)	(22,972)
Purchase of Liberty´s equity interest in Solana	36,352	-	-
Other permanent differences	(8,895)	11,220	5,385
Other non-taxable income/(expense)	(4,747)	3,649	1,915
Corporate income tax	(24,877)	(30,950)	(42,659)

For the year ended December 31, 2020, the overall effective tax rate was different than the statutory rate of 25% primarily due to unrecognized tax losses carryforwards, mainly in the UK entities, partially offset by the non-taxable gain recorded in the consolidated financial statements on the purchase of Liberty´s equity interest in Solana (Note 16).

For the years ended December 31, 2019 and 2018, the overall effective tax rate was different than the statutory rate of 25% and 30%, respectively, primarily due to unrecognized tax losses carryforwards, mainly in the UK and US entities.

The average statutory tax rate used by the Company changed in 2019 considering some changes in the statutory tax rate of some geographies over the past years.

The Company had no identified uncertain tax positions that require evaluation as of December 31, 2020 and 2019.